Prudential Day One 2025 Fund
Schedule of Investments (unaudited) as of April 30, 2023
Description	Shares	Value
Long-Term Investments 92.4%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	770,371	$6,748,454
PGIM Global Real Estate Fund (Class R6)	212,586	3,922,211
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	78,036	956,718
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	564,051	3,908,870
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	409,322	5,353,931
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	615,690	10,485,195
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	110,744	1,035,460
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	329,421	5,145,556
PGIM TIPS Fund (Class R6)	1,445,846	12,651,155
PGIM Total Return Bond Fund (Class R6)	807,938	9,719,490

Total Long-Term Investments (cost $58,009,198)		59,927,040

Short-Term Investment 7.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $4,955,314)	4,955,314	4,955,314

TOTAL INVESTMENTS 100.0% (cost $62,964,512)(wd)		64,882,354
Liabilities in excess of other assets (0.0)%		(673)

Net Assets 100.0%		$64,881,681

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds